Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes Payable [Abstract]
Notes Payable

7. Notes Payable

Square 1 Bank Loan

In August 2014, the Company entered into a secured loan with Square 1 Bank (“Loan”). The Loan provides the Company with a term loan in the aggregate principal amount not to exceed $7,500,000 to be used to supplement working capital. The Loan is available to the Company in four tranches:  $1,500,000 was made available to the Company on August 22, 2014 (“Tranche 1 Loan”), $1,500,000 was made available to the Company upon its enrollment of its first patient in its Phase 2 clinical trial for HS-110 (“Tranche 2 Loan ”), $2,250,000 was made available to the Company upon the initiation of the Phase 1B trial for lung cancer indication on June 30, 2015 (“Tranche 3 Loan”) and $2,250,000 will be available to the Company upon Square 1 Bank's receipt on or before December 31, 2015 of evidence satisfactory to it of the full enrollment of our Phase 1/2 clinical trial for HS-410 (“Tranche 4 Loan”). As of September 30, 2015, the Company had drawn down $1,500,000 under each of the Tranche 1 Loan and Tranche 2 Loan, and $2,250,000 under the Tranche 3 Loan for a total of $5,250,000. The Company met the milestone for Tranche 4 in October 2015 and intends to draw down on this tranche by December 31, 2015.

The Loan accrues interest monthly at an interest rate at the greater of prime rate plus 3.05% or 6.30% per annum. The Tranche 1 Loan was payable as interest-only until June 30, 2015 and thereafter is payable in monthly installments of principal plus accrued interest until February 22, 2018. The Tranche 2 Loan is payable as interest-only prior to October 31, 2015 and thereafter is payable in monthly installments of principal plus accrued interest until February 22, 2018. The Tranche 3 Loan is payable as interest-only prior to October 31, 2015 and thereafter is payable in monthly installments of principal plus accrued interest until February 22, 2018. The Tranche 4 Loan is available until December 31, 2015 and is payable in monthly installments of principal plus accrued interest until February 22, 2018. The Company has made $145,161 and $0 in principal payments for the three and nine months ended September 30, 2015 and 2014, respectively. The Company has made $83,090 and $181,520 in interest payments on the outstanding loan for the three and nine months ended September 30, 2015, respectively, and $0 for the same periods in 2014. The agreement with Square 1 Bank sets forth various affirmative and negative covenants. The failure of the Company to comply with the covenants constitutes a default under the Loan. The covenants include the Company having at least two ongoing clinical trials at all times, the attainment of the funding conditions set forth in the agreement and covenants regarding financial reporting, limits on the Company's cash burn, incurrence of indebtedness, permitted investments, encumbrances, distributions, investments and mergers and acquisitions. The Loan is also secured by a security interest in all of the Company's personal property, excluding its intellectual property. The Company is in compliance with the covenants of the Loan as of September 30, 2015.

8.

Notes Payable

On August 7, 2012, the Company entered into a loan and security agreement (“the Loan and Security Agreement”) with a bank. The terms of the agreement provide for a $1,000,000 term loan (“Tranche A”) to be available to the Company as of the date of the Loan and Security Agreement. The Tranche A term loan may be increased to $2,775,000 upon the Company receiving grant funding totaling at least $16,000,000. The Tranche A term loan accrues interest monthly at an interest rate of 3% plus Prime or 6% per annum, whichever is greater. The Tranche A term loan principal balance, along with any accrued interest, is to be paid in thirty-six equal monthly installments beginning September 7, 2013 and ending August 7, 2016. Additionally, the Loan and Security Agreement provides for a term loan in an aggregate principal amount not to exceed $225,000 (“Term Loan B”). Payments of 5% of the outstanding principal balance, plus accrued interest are each due on August 2013 and 2014, with the remaining principal balance, plus all accrued interest, due December 14, 2014. The term loan accrues interest monthly at 4.25% per annum. On August 27, 2013, the Company repaid the entire outstanding balance on the Tranche A term loan and the Term Loan B with the bank, in the amount of $725,000 and the loan agreement was terminated.

On January 10, 2013, the Company signed a Second Amendment to its Loan and Security Agreement which granted an extension of credit in the form of a Non-Formula Revolving Line (“the Non-Formula Line”) for an amount up to $200,000. This increase in credit was through a limited guaranty by an investor who secured the additional obligation by maintaining as collateral a money market account of a minimum of $200,000 with the bank. This guarantee was only for the amounts arising from the Non-Formula Line. It was the intention of both the investor and the Company that the Non-Formula Line was to be repaid within a reasonable time period after the successful raise of capital but no later than January 9, 2014, the maturity date of the Non-Formula Line. The payoff of the Non-Formula Line would release the investor of its obligation to the bank. The Company borrowed $200,000 on the Non-Formula Line in January 2013, and the entire balance was paid in April 2013.

In conjunction with the Loan and Security Agreement, the Company issued warrants to the bank to purchase 17,500 shares of Heat's Series A Preferred Stock. The warrants were issued on August 7, 2012 with an initial exercise price of $4.83 per share and expire on August 7, 2022. The warrants converted from preferred stock warrants into 7,609 warrants to purchase common stock upon the completion of the initial public offering in July 2013 and the number of shares were adjusted for the 1-for-2.3 reverse stock split.  In February 2014, all 7,609 warrants were exercised in cashless transactions that resulted in the issuance of 3,072 shares of common stock.

In August 2014, the Company entered into a secured loan with Square 1 Bank (“Loan”). The Loan provides the Company with a term loan in the aggregate principal amount not to exceed $7,500,000 to be used to supplement working capital.  The Loan is available to the Company in four tranches:  $1,500,000 was made available to the Company on August 22, 2014 (“Tranche 1 Loan”), $1,500,000 became available to the Company upon its enrollment of its first patient in its the Phase 2 clinical trial for HS-110 (“Tranche 2 Loan ”), $2,250,000 will be available to the Company upon Square 1 Bank's receipt or before June 30, 2015 of evidence satisfactory to it of the initiation and continuation of the ImPACT™ cell line for a third indication (“Tranche 3 Loan”) and $2,250,000 will be available to the Company upon Square 1 Bank's receipt or before October 31, 2015 of evidence satisfactory to it of the full enrollment of our Phase 1/2 clinical trial for HS -410 (“Tranche 4 Loan”). As of December 31, 2014, the Company had drawn down $1,500,000 each under the Tranche 1 Loan and Tranche 2 Loan, totaling $3,000,000.

The Loan accrues interest monthly at an interest rate of 3.05% plus prime or 6.30 % per annum whichever is greater. The Tranche 1 Loan was payable as interest-only until December 31, 2014, upon which the Company drew down the Tranche 2 Loan, extending the interest-only until June 30, 2015. The Tranche 1 Loan is payable in monthly installments of principal plus accrued interest until February 22, 2018.   The Tranche 2 Loan is available prior to December 31, 2014 and is payable as interest-only prior to June 30, 2015 (unless the Company achieves the Tranche 3 milestone at which time the interest only period will be extended until October 31, 2015) and thereafter is payable in monthly installments of principal plus accrued interest until February 22, 2018. The Tranche 3 Loan is available until June 30, 2015 and is payable as interest-only prior to October 31, 2015 and thereafter is payable in monthly installments of principal plus accrued interest until February 22, 2018. The Tranche 4 Loan is available until October 31, 2015 and is payable in monthly installments of principal plus accrued interest until February 22, 2018.  As of December 31, 2014, the Company has made $0 in principal payments and $24,150 in interest payments on the outstanding loan. The agreement with Square 1 Bank sets forth various affirmative and negative covenants. The failure of the Company to comply with the covenants constitutes a default under the Loan. The covenants include the Company having at least two ongoing clinical trials at all times, the attainment of the funding conditions set forth in the agreement and covenants regarding financial reporting, limits on the Company's cash burn, incurrence of indebtedness, permitted investments, encumbrances, distributions, investments and mergers and acquisitions. The Loan is also secured by a security interest in all of the Company's personal property, excluding its intellectual property.

In connection with the Loan, in August 2014, the Company issued Square 1 Bank a warrant, exercisable for 52,695 shares of the Company's common stock at an exercise price of $4.27. In accordance with ASC 480-10, Distinguishing Liabilities from Equity, the freestanding warrant for the Company's common stock was recognized as a liability and recorded at fair value in all periods prior to exercise. The warrant liability was re-measured to fair value prior to reclassification to additional paid in capital upon its exercise.  The initial fair value of the warrant of $323,021 was recorded as a liability and a discount to notes payable and is being amortized to interest expense over the term of the Loan. In September 2014, the warrants were exercised via a cashless exercise into 17,664 shares of the Company's common stock. The fair value of the warrants is shown as a debt discount and is netted against the outstanding loan balance in the consolidated balance sheets.

As of December 31, 2014 future principal payments under the Company's notes payable agreement are as follows:

Years ending December 31,
2015	$397,465
2016	1,223,502
2017	1,223,502
2018	155,531
Total	$3,000,000